Other Financial Assets (Tables)	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Summary of Other Financial Assets
The Com
p
any’s other financial assets were as follows, as at:

	January 31, 2021	January 31, 2020
Restricted investments [a]	$15.7	$14.6
Derivative financial instruments	25.9	8.9
Advances to suppliers related to property, plant and equipment	47.8	0.4
Other	18.7	15.4
Total other financial assets	$108.1	$39.3
Current	76.5	19.1
Non-current	31.6	20.2
Total other financial assets	$108.1	$39.3

[a]
The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.